CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 576,562	$ 83,857	¥ 208,161
Restricted cash	115	17	115
Accounts receivable, net of allowances of RMB3,462 and RMB9,308 (US$1,354) as of December 31, 2017 and 2018, respectively	141,911	20,640	49,594
Prepayments and other current assets	80,578	11,719	34,228
Amounts due from related parties	4,564	664	1,260
Total current assets	803,730	116,897	293,358
Non-current assets:
Property and equipment, net	92,874	13,508	53,023
Intangible assets, net	1,531	223	283
Long-term investments	79,696	11,591	10,980
Other non-current assets	14,237	2,071	1,806
Total non-current assets	188,338	27,393	66,092
Total assets	992,068	144,290	359,450
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity (“VIE”) without recourse to the Company of RMB8,340 and RMB18,683 (US$2,717) as of December 31, 2017 and 2018, respectively)	18,811	2,736	8,340
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB48,085 and RMB55,625 (US$8,091) as of December 31, 2017 and 2018, respectively)	59,483	8,651	49,557
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB31,631 and RMB59,556 (US$8,662) as of December 31, 2017 and 2018, respectively)	76,666	11,151	52,639
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB459 and RMB8,864 (USD$1,289) as of December 31, 2017 and 2018, respectively)	8,864	1,289	6,110
Total current liabilities	163,824	23,827	116,646
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB216 and RMB140 (US$20) as of December 31, 2017 and 2018, respectively)	140	20	216
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of RMB5 and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)			5
Deferred revenue (including deferred revenue of the VIE without recourse to the Company of RMB330 and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	10,265	1,493	330
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	216,179	31,442	0
Total non-current liabilities	226,584	32,955	551
Total liabilities	390,408	56,782	117,197
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			466,637
Shareholders’ (deficit) equity
Common shares			26
Treasury shares (nil and 46,303 class A common shares as of December 31, 2017 and 2018, respectively)	(3,165)	(460)
Additional paid-in capital	944,500	137,372	13,689
Accumulated deficit	(348,123)	(50,632)	(234,810)
Accumulated other comprehensive loss	8,400	1,221	(3,289)
Total shareholders’ (deficit) equity	601,660	87,508	(224,384)
Total liabilities, mezzanine equity and shareholders’ deficit	992,068	144,290	359,450
Series A Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			26,979
Series B Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			52,723
Series C Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			168,317
Series D Contingently Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			¥ 218,618
Class A Common Shares
Shareholders’ (deficit) equity
Common shares	37	5
Class B Common Shares
Shareholders’ (deficit) equity
Common shares	¥ 11	$ 2